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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     GBU Inc.
Address:  70 East 55th Street - 12th Floor
          New York, New York 10022

13F File Number:     28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gerald B. Unterman
Title:    President
Phone:    (212) 753-0700
Signature, Place, and Date of Signing:


/s/Gerald B. Unterman           New York, New York              November 9, 1999

Report Type   (Check only one):

[X]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT
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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:              $360,349

List of Other Included Managers:                     None
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                           FORM 13F INFORMATION TABLE


NAME OF        TITLE OF       CUSIP       VALUE      SHARES/    SH/    PUT/   INVSTMT   OTHER         VOTING     VOTING      VOTING
ISSUER         CLASS                    (x$1000)     PRN AMT    PRN    CALL   DSCRETN   MANAGERS    AUTHORITY  AUTHORITY   AUTHORITY

                                                                                                      SOLE       SHARED       NONE
-------        --------     ---------   --------     -------    ---    ----   -------   --------    ---------  ---------   ---------
Advantica      COM          00758B109       729      248,119    SH              SOLE                 248,119         0         0
Restaurant
Group

AT&T           COM LIB      001957208     2,997       80,730    SH              SOLE                  80,730         0         0
Corp.          GRP A

Calif. Fed.    2nd CONT.    130209703       728      646,674                    SOLE                       0         0         0
Bank FSB       LITIG.

Calif. Fed.    CONT.        130209604       855      350,751                    SOLE                       0         0         0
Bank FSB       LITIG. REC.

Cell           COM          15114R101    15,841    1,726,885    SH              SOLE               1,726,885         0         0
Pathways
Inc.

Cendant        COM          151313103    45,263    2,550,000    SH              SOLE               2,550,000         0         0
Corp.

Dime           COM          25429Q102    23,999    1,371,372    SH              SOLE               1,371,372         0         0
Bancorp

Golden         COM          381197102    24,676    1,375,642    SH              SOLE               1,375,642         0         0
State
Bancorp

Golden         WT EX        381197136     1,667    1,375,642    WT              SOLE                       0         0         0
State          000000
Bancorp

Kmart Fing     PFD TR CV    498778208     1,237       25,975    SH              SOLE                  25,975         0         0
               7.75%

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
Loral         PFD CV 6%      G56462149   2,412        49,100    SH          SOLE              49,100        0       0
Space

Mediaone      PFD CV SER     58440J203   2,554        24,339    SH          SOLE              24,339        0       0
Group Inc.    D

Millicom      ORD           L63888F102  (1,409)      (50,000)   SH          SOLE             (50,000)       0       0
Intl.
Cellular
S.A

National      CAP UTS        632525309      33         1,190    SH          SOLE               1,190        0       0
Australia     EXCHBL
Bank Ltd.

Nextel        CLA            65332V103  99,527     1,467,734    SH          SOLE           1,467,734        0       0
Commun.
Inc.

PSI Net       PFD CV 6.75    74437C309     857        21,300    SH          SOLE              21,300        0       0
Inc.

Qwest         COM            749121109   1,212        41,000    SH          SOLE              41,000        0       0
Commun.
Inc.

Royal         PFD CONV       V7780T103   2,492        18,100    SH          SOLE              18,100        0       0
Caribbean
Cruises

US West       COM            91273H101  36,663       642,500    SH          SOLE             642,500        0       0
Inc.

WinStar       COM            975515107  98,016     2,497,225    SH          SOLE           2,497,225        0       0
Commun.
Inc.